Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Beginning balance, shares	13,864,990	14,689,092
Share repurchase	(420,588)	(824,102)
Ending balance, shares	13,459,593	13,864,990
Share issuance on redemption of non-management DSUs	15,228
Share consolidation adjustment	(37)
Beginning balance	$ 2,296,378	$ 2,322,280
Share repurchase	(11,317)	(25,902)
Share issuance on redemption of non-management DSUs	677
Ending balance	$ 2,285,738	$ 2,296,378